Intangible Assets - Key Assumptions Used in Impairment Testing (Detail)	Mar. 31, 2021	Mar. 31, 2020
SMBC Nikko Securities Inc. [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate	8.42%	9.60%
Growth rate	1.00%	1.00%
SMBC Consumer Finance Co., Ltd [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate	9.73%	9.28%
Growth rate	1.00%	1.00%
Sumitomo Mitsui DS Asset Management Company, Limited [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate	12.80%	7.61%
Growth rate	1.00%	1.00%